ACQUISITIONS (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

The following table presents the preliminary fair value allocation of the purchase price to the assets acquired, and liabilities assumed (in thousands):

February 1, 2021
Goodwill	4,853
Brand	226
Non-competition agreements	117
Technology	10,500
Customer relationships	7,920
Other assets acquired	5,100
Liabilities assumed	(3,446)
Net assets acquired	$25,270
The following table presents the preliminary fair value allocation of the purchase price to the assets acquired, and liabilities assumed (in thousands):

July 16, 2020
Goodwill	$3,078
Brand	277
Customer relationships	2,500
Accounts receivable	576
Other assets acquired	30
Liabilities assumed	(662)
Net assets acquired	$5,799

The following table presents the fair value allocation of the purchase price to the assets acquired, and liabilities assumed (in thousands):

July 16, 2020
Goodwill	$3,078
Brand	277
Customer relationships (1)	2,500
Accounts receivable	576
Other assets acquired	30
Liabilities assumed	(662)
Net assets acquired	$5,799
(1) On July 16, 2020, the Company acquired all of the outstanding shares of SmarterChaos.com, LLC, a premier digital marketing and online performance management marketer, along with She Is Media, a female-centric performance ad network, (collectively, “SmarterChaos”) for cash and equity of DMSH totaling approximately $5.8 million, which was subject to a working capital adjustment. The working capital adjustment related to total net assets acquired of $5.8 million, which included a $0.3 million reduction to customer relationships, offset by an increase to SmarterChaos goodwill.
The following table presents the preliminary fair value allocation of the purchase price to the assets acquired, and liabilities assumed (in thousands):

November 1, 2019
Goodwill	$29,723
Technology	26,000
Brand	690
Non-competition agreements	1,520
Customer relationships	10,300
Other assets acquired	6,393
Liabilities assumed	(9,045)
Deferred tax liability	(8,961)
Net assets acquired	$56,620